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October 28, 2005



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Managed High Yield Plus Fund Inc.
                  File Nos. 333-127896 & 811-7540
                  Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Global High Income Dollar Fund Inc. (the "Fund") is one copy of the Fund's Pre-Effective Amendment No. 2 to the Fund's registration statement under the Securities Act of 1933 ("1933 Act") and Amendment No. 9 to the Fund's registration statement under the Investment Company Act of 1940 ("1940 Act") on Form N-2 (the "Registration Statement"), in electronic format. The Registration Statement relates to a proposed issuance of non-transferable rights to Fund shareholders entitling them to subscribe for Fund shares to be registered pursuant to the Registration Statement.

Filing fees required under the 1933 Act have been transmitted to the SEC's lockbox. Please direct any questions concerning the filing to the undersigned. at 212.698.3889.


Very truly yours,



Stephen H. Bier